JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

July 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust II (“Trust”) on behalf of the

the Funds listed on Appendix A

File Nos. 2-95973 and 811-4326

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds identified as Money Market Funds and Municipal Bond Funds and the Prospectuses for the Class R2, Class R5, Institutional Class, and Ultra Shares for the Funds identified as Income Funds do not differ from those contained in Post-Effective Amendment No. 118 (Amendment No. 119 under the 1940 Act) filed electronically on June 29, 2010.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Appendix A

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund

J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund